Retirement Plans - Assumptions used (Details)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
US Plan
Net benefit cost - weighted average assumptions
Discount rate	3.91%	4.95%
Expected long-term rate of return on plan assets	6.00%	6.50%
Benefit obligation - weighted-average assumptions
Discount rate	4.25%	3.91%
UK Plans
Net benefit cost - weighted average assumptions
Discount rate	3.70%	4.60%
Expected long-term rate of return on plan assets	3.48%	4.60%
Rate of compensation increase	3.96%	5.50%
Benefit obligation - weighted-average assumptions
Discount rate	3.70%	4.60%
Rate of compensation increase	3.96%	5.50%
Europe plans
Net benefit cost - weighted average assumptions
Discount rate	2.42%	3.50%
Rate of compensation increase	2.50%	2.50%
Benefit obligation - weighted-average assumptions
Discount rate	2.42%	2.40%
Rate of compensation increase	2.50%	2.50%